Schedule of Share-based Compensation and Assumptions as of October 3, 2012 (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 1	1.50%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 2	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 3	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 4	199.60%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 5	0.42
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 6	$ 77,096